RENTAL EXPENSE AND LEASE COMMITMENTS	12 Months Ended
Dec. 31, 2016
RENTAL EXPENSE AND LEASE COMMITMENTS
RENTAL EXPENSE AND LEASE COMMITMENTS

NOTE Q. RENTAL EXPENSE AND LEASE COMMITMENTS

Rental expense, including amounts charged to inventories and fixed assets, and excluding amounts previously reserved, was $1,508 million in 2016, $1,474 million in 2015 and $1,592 million in 2014. Within these amounts, rental expense reflected in discontinued operations was $29 million and $95 million, in 2015 and 2014, respectively. Rental expense in agreements with rent holidays and scheduled rent increases is recorded on a straight-line basis over the lease term. Contingent rentals are included in the determination of rental expense as accruable. The table below depicts gross minimum rental commitments under noncancelable leases, amounts related to vacant space associated with workforce transformation, sublease income commitments and capital lease commitments. These amounts reflect activities primarily related to office space, as well as data centers.

($ in millions)

	2017	2018	2019	2020	2021	Beyond 2021
Operating lease commitments
Gross minimum rental commitments (including vacant space below)	$1,414	$1,328	$1,218	$1,016	$796	$1,111
Vacant space	$42	$29	$20	$15	$11	$9
Sublease income commitments	$12	$8	$6	$3	$—	$—
Capital lease commitments	$1	$2	$2	$2	$—	$—